RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ 3,697	£ 4,301
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	3,732	4,404	£ 1,578
Other post-retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ (35)	£ (103)